Employee Benefits and Private Pension Plan (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Post-employment benefits
The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2019.

	12/31/2019	12/31/2018
Health and dental care plan (1)	154,142	112,628
Indemnification of FGTS	66,309	83,781
Seniority bonus	34,485	37,397
Life insurance (1)	17,931	16,009

Total	272,867	249,815

Current	28,951	45,655
Non-current	243,916	204,160

(1)	Only IPP and Iconic Lubrificantes S.A. (“Iconic”).

Changes in provision for post-employment benefits
The change in the present value of the post-employment benefit obligation is as follows:

	12/31/2019	12/31/2018
Opening balance	249,815	237,523
Current service cost	(10,704)	6,092
Interest cost	21,386	21,466

Expense for the year	10,682	27,558
Losses from changes in actuarial assumptions	44,489	7,934
Benefits paid directly by Company and its subsidiaries	(33,510)	(23,604)
Exchange rates from post - employment benefits	1,391	404

Ending balance	272,867	249,815

Post-employment benefit expense
The total of expense in each period is presented below:

	2019	2018	2017
Health and dental care plan	10,442	9,559	164
Indemnification of FGTS	(5,818)	11,159	14,828
Seniority bonus	4,765	5,460	6,883
Life insurance	1,293	1,380	1,543

Total	10,682	27,558	23,418

Significant actuarial assumptions adopted

Economic factors	12/31/2019	12/31/2018
	% p .a.	% p .a.
Discount rate for the actuarial obligation at present value	8.79	9.00
Average projected salary growth rate	7.64	7.85
Inflation rate (long term)	3.80	4.00
Growth rate of medical services	7.95	8.16

Sensitivity analysis
12/31/2019

Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p	26,741	decrease by 1.0 p.p	49,344
Wage growth rate	decrease by 1.0 p.p	34,978	increase by 1.0 p.p	39,030
Medical services growth rate	decrease by 1.0 p.p	7,137	increase by 1.0 p.p	8,492